Note 12 - Stock Incentive Plan (Details Textual)					12 Months Ended
	Nov. 03, 2016 shares	Nov. 06, 2015 shares	Nov. 03, 2014 shares	Jul. 31, 2014 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Allocated Share-based Compensation Expense | $					$ 294,341	$ 306,111	$ 510,114
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					82,080
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $					$ 169,166
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					298 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Granted in Period, Fair Value | $					$ 99,317	$ 285,912	$ 459,000
The 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				2,500,000
Share Based Compensation Arrangement By Share Based Payment Awarded Term				10 years
The 2014 Plan [Member] | Restricted Stock [Member]
Number of Key People Issued Awards	19	19	19
The 2014 Plan [Member] | Restricted Stock [Member] | Vesting November 16, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Vesting November 16, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Vesting on July 1, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Vesting on July 1, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Vesting on November 1, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Vesting on November 1, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 19 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	82,080	68,400	45,000
The 2014 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	48,048	40,040	26,100
The 2014 Plan [Member] | Restricted Stock [Member] | Eurobulk Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	34,032	28,360	18,900